Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Schedule of intangible assets, net

	Useful	Gross value				Accumulated amortization				Net carrying amount

	Life	At December 31,
	Years	2023		2022		2023		2022		2023		2022
Software	1 - 4	US$	58,281	US$	47,850	US$	(42,062)	US$	(35,125)	US$	16,219	US$	12,725

Balance as of January 1st, 2022	US$	12,632
Additions		6,790
Amortization		(6,696)
Exchange differences		(1)
Balance as of December 31, 2022		12,725
Additions		10,387
Amortization		(6,895)
Exchange differences		2
Balance as of December 31, 2023	US$	16,219